Restricted Cash (Restricted Cash Component) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
Restricted Cash [Abstract]
Deposits for registration of new subsidiaries of VIEs	$ 1,652	[1]	$ 1,605	[1]
Deposit used to secure for bank's acceptance bills in relation to payment for the construction of a building	416		0
Deposits used to secure for application of an operation right	300		300
Total	$ 2,368		$ 1,905

[1]	The balance represented the deposits placed in certain escrow accounts for registration of new VIEs' wholly owned subsidiaries.